Other Assets (Summary Of Non-Current Other Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Assets [Abstract]
Real Estate	$ 173,077	$ 168,001
Unamortized debt expense	11,454	16,125
Restricted cash	64,609	90,587
Prepaid mining interest	139,572	153,210
Other	18,658	17,865
Total non-current other assets	$ 407,370	$ 445,788